Third-Party Funds - Schedule of Third-Party Funds (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Third-Party Funds [Line Items]
Total		R$ 35,831,663	R$ 29,974,830
User balance - CDBs [Member]
Schedule of Third-Party Funds [Line Items]
Total	[1]	32,799,587	27,838,964
User balance - Payment accounts [Member]
Schedule of Third-Party Funds [Line Items]
Total	[2]	1,185,726	856,573
Other obligations under financial Instruments [Member]
Schedule of Third-Party Funds [Line Items]
Total	[3]	802,216	752,571
Balance of commercial establishments – corporates [Member]
Schedule of Third-Party Funds [Line Items]
Total	[4]	515,936	526,607
Deposits – corporate customers [Member]
Schedule of Third-Party Funds [Line Items]
Total		4,076	115
Financial Liabilities under repurchase agreements - LFT [Member]
Schedule of Third-Party Funds [Line Items]
Total	[5]	R$ 524,122

[1]	PicPay Bank offers CDBs to its users. These instruments are indexed to the CDI and may be either redeemable at any time or subject to fixed maturity dates. As of June 30, 2026, the average yield rate on these CDBs was approximately 97% of the CDI.
[2]	Refers to the balance of the payment accounts held by users backed by financial investments (as disclosed in note 28.2 a) and amounts referring to withdrawals pending processing at the recipient’s bank.
[3]	Refers to non-convertible subordinated Financial Letters, namely: a fixed-rate senior Financial Letter (R$ 263,044) and a CDI-indexed subordinated Financial Letter (R$ 539,172), maturing on December 22, 2027 and December 28, 2039, respectively.
[4]	Refers to balances payable to commercial establishments related to the processing of sales via the PicPay payment arrangement.
[5]	Values relating to LFTs with a bank that is not linked to related parties within the group.